October 28, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Rule 24f-2 Notice for
	EV Traditional Worldwide Health Sciences Fund, Inc.
	(formally Medical Research Investment Fund, Inc.)
	1933 Act File No. 2-95103
	1940 Act File No. 811-4196

	In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, EV Traditional Worldwide Health Sciences Fund, Inc. (formally Medical Research Investment Fund, Inc.) hereby files its Rule 24f-2 Notice for the fiscal year ended August 31, 1996 ("Fiscal Year").

	No shares of the Trust which have been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) remained unsold at the beginning of the Fiscal Year.

	No shares of the Trust were registered during the Fiscal Year pursuant to Rule 24e-2.

	5,439,762 shares of the Trust, with an aggregate sales price of $68,676,368, were sold during the Fiscal Year in reliance upon the Declaration of the Trust pursuant to Rule 24f-2 which registered an indefinite amount of securities. Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable by the Trust.

	236,367 shares of the Trust, with an aggregate sales price of $2,491,303, were issued during the Fiscal Year in connection with the Trust's dividend reinvestment plan.

	For the Fiscal Year, the Trust sold an aggregate of 5,676,129 shares, including those issued pursuant to its dividend reinvestment plan, with an aggregate sales price of $71,167,671.

	In accordance with subsection (c) of Rule 24f-2, $9,565.05 has been wired to the SEC Account at Mellon Bank, which represents the registration fee. Such fee is based upon the actual aggregate sale price for which such securities were sold during the Fiscal Year, including dividend reinvestments, reduced by the actual aggregate redemption price of the shares redeemed by the Trust during the Fiscal Year.

Rule 24f-2 Notice for	                                         Page 2
EV Traditional Worldwide Health Sciences Fund, Inc.
(formally Medical Research Investment Fund, Inc.)
1933 Act File No. 2-95103
1940 Act File no. 811-4196

Aggregate Sale Price for Shares
Sold During Fiscal Year Pursuant to
Rule 24f-2                                        $ 68,676,368

Aggregate Price of Shares Issued
During Fiscal Year In Connection
with Dividend Reinvestment Plan				   2,491,303

Aggregate Price of Shares Sold				$ 71,167,671

Reduced by the Difference Between

(1)  Aggregate Redemption Price of
     Shares Redeemed During the
     Fiscal Period							  39,602,995


and

(2)  Aggregate Redemption Price of
     Redeemed Shares Previously
	Applied by Trust Pursuant to
	Rule 24e-2(a) in Filings Made
    	Pursuant to Section 24(e)(1) of
	Investment Company Act of 1940                          0

Equals	          					     $ 31,564,676


Any questions regarding the matter should by addressed to Jim Thebado, Eaton Vance Management, 24 Federal Street, Boston, Massachusetts 02110.


								Sincerely,



								James L. O'Connor
								Treasurer

October 28, 1996


OPINION OF COUNSEL


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Rule 24f-2 Notice for
	EV Traditional Worldwide Health Sciences Fund, Inc.
	(formally Medical Research Investment Fund, Inc.)
	1933 Act File No. 2-95103
	1940 Act File No. 811-4196


Gentlemen:

By the filing of the captioned Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Trust made definite the registration under the Securities Act of 1933 of 5,676,129 shares sold, including those pursuant to its dividend reinvestment plan, in reliance upon said Rule 24f-2 during the fiscal year ended August 31, 1996.

It is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.


							Sincerely,



							H. Day Brigham, Jr.
							Vice President and
							Chairman of the Executive Committee
							Member of Massachusetts and New York
							Bars